REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE

NOTE 26 — REVENUE

The breakdown of revenues for the years ended December 31, 2025, 2024 and 2023 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Years Ended December 31,
	2025	2024	2023
Resorts Revenue
– Sale of goods	$714,606	$-	$2,558,933
– Services	1,483,102	-	1,892,451
Resorts sub-total	2,197,708	-	4,451,384
Academy Revenue
– Digital	904,803	1,295,759	5,911,423
– In-Person	3,825,379	4,085,729	2,462,425
Academy sub-total	4,730,182	5,381,488	8,373,848
School Revenue
– Digital	-	-	-
– In-Person	1,459,332	2,200,474	9,712,312
School sub-total	1,459,332	2,200,474	9,712,312
Total Revenue	$8,387,222	$7,581,962	$22,537,544

Academy Revenue

Academy revenue primarily represents revenue generated from GeniusU Ltd (“GU”), Property Investors Network Limited (“PIN”) (F.K.A: Mastermind Principles Limited) and Revealed Films (“RF”). This includes digital education programs, memberships, business development tools, and in-person events, workshops, and property investment training programs. The operations of RF have been scaled down.

School Revenue

School revenue comprises revenue generated from Education Angels (“EA”), Pro Education (“Pro Ed”) and University of Antelope Valley (“UAV”). This includes early childhood education services in New Zealand and primary and middle school tuition fees in Indonesia, primarily derived from in-person educational services. The operations of UAV have been suspended, and the entity is currently maintained only to address outstanding obligations.

Resorts Revenue

Resorts revenue comprises revenue generated from the Group’s hospitality operations, including Tau Game Lodge, Matla Game Lodge, Vision Villas, and Genius Café. Revenue includes accommodation income, food and beverage sales, guided safari and related guest services, and other hospitality-related services.

Discontinued Operations Revenue

Discontinued operations revenue relates to revenue generated from E-Squared Education Enterprise which is liquidated during the year 2025.